Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
OTHER ASSETS

NOTE 3 – OTHER ASSETS

The Company's other assets consist of software being developed for new product offerings that have not been placed into service and the operating lease ROU assets. The balances as of March 31, 2019 and December 31, 2018 are:

	2019	2018
Software and development	$1,919,688	$1,566,177
Operating Lease ROU assets, net	208,311	—
	$2,127,999	$1,566,177

NOTE 3 – OTHER ASSETS

The Company’s other assets consist of software being developed for new product offerings that have not been placed into service. Other assets consisted of the following at December 31, 2018 and 2017:

	2018	2017
Software and development	$1,566,177	$1,139,409
Other	—	104,122
	$1,566,177	$1.243,531